Borrowing Arrangements - A&R LSA (Details) - A&R LSA (FVO) - Level 3 $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Borrowing Arrangements
Balance, January 1, 2022	$ 0
Additions	20,000
Payments	(250)
Change in fair value	351
Balance, December 31, 2022	$ 20,101